Equity Activity - Reclassifications and Taxes (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost		$ 27,560	$ 27,842	$ 25,865
SG&A expense		19,003	18,609	18,745
Other (income) and expense		(914)	5,803	873
Interest expense		1,607	1,216	1,155
Pre-tax pension settlement charge	$ 5,900	0	5,894	0
Pension settlement charge, net of tax	$ 4,400		4,400
Services
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost		21,051	21,062	19,147
Sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost		6,127	6,374	6,184
Financing
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost		382	406	534
Accumulated Other Comprehensive Income/(Loss)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Other comprehensive income/(loss), Before Tax Amount		(2,552)	8,936	6,542
Other comprehensive income/(loss), Tax (Expense)/Benefit		531	(2,442)	(1,703)
Other comprehensive income/(loss)		(2,021)	6,494	4,839
Unrealized gains/(losses) arising during the period, Net of Tax Amount		(2,331)	1,007	2,608
Reclassification/amortization, Net of Tax Amount		310	5,487	2,231
Pre-tax pension settlement charge			5,900
Pension settlement charge, net of tax			4,400
Foreign currency translation adjustments
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Other comprehensive income/(loss), Before Tax Amount		3	176	987
Other comprehensive income/(loss), Tax (Expense)/Benefit		100	(406)	(414)
Other comprehensive income/(loss)		103	(229)	573
Unrealized gains/(losses) arising during the period, Net of Tax Amount		103	(229)	573
Net changes related to available-for-sale securities
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Other comprehensive income/(loss), Before Tax Amount		0	(1)	0
Other comprehensive income/(loss), Tax (Expense)/Benefit		0	0	0
Other comprehensive income/(loss)		0	(1)	0
Unrealized gains/(losses) arising during the period, Before Tax Amount		0	(1)	0
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit		0	0	0
Unrealized gains/(losses) arising during the period, Net of Tax Amount		0	(1)	0
Unrealized gains/(losses) on cash flow hedges
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Other comprehensive income/(loss), Before Tax Amount		47	(158)	587
Other comprehensive income/(loss), Tax (Expense)/Benefit		(19)	41	(149)
Other comprehensive income/(loss)		28	(117)	438
Unrealized gains/(losses) arising during the period, Before Tax Amount		207	241	344
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit		(63)	(64)	(89)
Unrealized gains/(losses) arising during the period, Net of Tax Amount		144	178	256
Reclassification/amortization, Net of Tax Amount		(115)	(295)	183
Unrealized gains/(losses) on cash flow hedges | Cost of services
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Reclassification/amortization, Tax (Expense)/Benefit		(1)	6	11
Reclassification/amortization, Net of Tax Amount		5	(18)	(32)
Unrealized gains/(losses) on cash flow hedges | Cost of sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Reclassification/amortization, Tax (Expense)/Benefit		8	28	(3)
Reclassification/amortization, Net of Tax Amount		(14)	(70)	13
Unrealized gains/(losses) on cash flow hedges | Cost of financing
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Reclassification/amortization, Tax (Expense)/Benefit		(3)	(6)	(6)
Reclassification/amortization, Net of Tax Amount		10	18	17
Unrealized gains/(losses) on cash flow hedges | SG&A expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Reclassification/amortization, Tax (Expense)/Benefit		4	11	(6)
Reclassification/amortization, Net of Tax Amount		(8)	(28)	(19)
Unrealized gains/(losses) on cash flow hedges | Other (income) and expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Reclassification/amortization, Tax (Expense)/Benefit		53	88	(40)
Reclassification/amortization, Net of Tax Amount		(157)	(261)	118
Unrealized gains/(losses) on cash flow hedges | Interest expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Reclassification/amortization, Tax (Expense)/Benefit		(17)	(22)	(16)
Reclassification/amortization, Net of Tax Amount		49	64	49
Unrealized gains/(losses) on cash flow hedges | Reclassification out of Accumulated Other Comprehensive Income
Reclassifications and Taxes Related to Items of Other Comprehensive Income
SG&A expense		(12)	(38)	24
Other (income) and expense		(209)	(349)	157
Interest expense		66	86	65
Unrealized gains/(losses) on cash flow hedges | Reclassification out of Accumulated Other Comprehensive Income | Services
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost		5	(24)	(43)
Unrealized gains/(losses) on cash flow hedges | Reclassification out of Accumulated Other Comprehensive Income | Sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost		(22)	(99)	16
Unrealized gains/(losses) on cash flow hedges | Reclassification out of Accumulated Other Comprehensive Income | Financing
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost		14	24	22
Retirement-related benefit plans
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Other comprehensive income/(loss), Before Tax Amount		(2,602)	8,919	4,969
Other comprehensive income/(loss), Tax (Expense)/Benefit		450	(2,078)	(1,140)
Other comprehensive income/(loss)		(2,152)	6,841	3,828
Unrealized gains/(losses) arising during the period, Net of Tax Amount		(2,577)	1,059	1,780
Reclassification/amortization, Net of Tax Amount		425	5,782	2,049
Prior service costs/(credits)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount		2	463	(51)
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit		0	(99)	(1)
Unrealized gains/(losses) arising during the period, Net of Tax Amount		2	364	(52)
Reclassification/amortization, Before Tax Amount		(9)	12	9
Reclassification/amortization, Tax (Expense)/Benefit		3	(3)	0
Reclassification/amortization, Net of Tax Amount		(6)	9	9
Net (losses)/gains arising during the period
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount		(3,115)	878	2,433
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit		536	(183)	(601)
Unrealized gains/(losses) arising during the period, Net of Tax Amount		(2,579)	695	1,832
Reclassification/amortization, Before Tax Amount		515	1,596	2,484
Reclassification/amortization, Tax (Expense)/Benefit		(88)	(304)	(528)
Reclassification/amortization, Net of Tax Amount		427	1,293	1,956
Curtailments and settlements
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Reclassification/amortization, Before Tax Amount		5	5,970	94
Reclassification/amortization, Tax (Expense)/Benefit		(1)	(1,490)	(11)
Reclassification/amortization, Net of Tax Amount		$ 4	$ 4,480	$ 83